Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of lease cost	The lease cost for the year ended December 31, 2021 is as follows:

Operating lease cost	$21

Short term lease cost	28

Total lease cost	$49

Summary of amounts reported in the balance sheet for leases where the Company is the lessee
Amounts reported in the balance sheet for leases where the Company is the lessee as of December 31, 2021 are as follows:

Right-of-use assets, operating lease	$503

Operating lease liabilities, current	$163
Operating lease liabilities, non-current	545

Total operating lease liabilities	$708

Remaining lease term (in years)	3.83
Discount rate	6.0%

Summary of other information related to leases	Other information related to leases for the year ended December 31, 2021 is as follows:

Cash paid for amounts included in the measurement of lease liabilities	$—

Summary of future minimum lease payments remaining under the operating lease
Future minimum maturities of lease liabilities recognized on the condensed balance sheets as of September 30, 2022 are as follows (in thousands):

Fiscal Year
Remainder of 2022	$34
2023	206
2024	210
2025	178

Total minimum lease payments	628
Less imputed interest	(55)

Present value of lease payments	$573

Future minimum lease payments remaining as of December 31, 2021 under the operating lease by fiscal year are as follows:

Fiscal Year
2022	$202
2023	206
2024	210
2025	178

Total minimum lease payments	796
Less imputed interest	(88)

Present value of lease payments	$708